UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ];    Amendment Number:
                                                  -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road
           Nashville, TN  37205-2290


Form 13F File Number:        28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Patton
Title:     Chief Manager
Phone:     615-298-7606


Signature, Place, and Date of Signing:

/s/ Richard C. Patton              Nashville, TN              May 12, 2006
-------------------------          -----------------          ------------
     [Signature]                   [City, State]              [Date]

Report  Type  (Check  only  one):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:        0
                                      ---------

Form 13F Information Table Entry Total:    106
                                         -------

Form 13F Information Table Value Total:      $920,501
                                           ------------
                                            (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/  INVSTMT    OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL  DSCRETN   MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
AVAYA INC                      COM              053499109    10126  896100 SH  0    DEFINED (1)         X      0    0
ARCH COAL INC                  COM              039380100     6075   80000 SH  0    DEFINED (1)         X      0    0
ARCH COAL JAN 020 **** LONG    COM              039380100     2278   30000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/19/08
ARCH COAL JAN 025 **** LONG    COM              039380100     4936   65000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/19/08
ARCH COAL JAN 030 **** LONG    COM              039380100     5696   75000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/19/08
ARCH COAL JUL 050 CBOE         COM              039380100    83534 1100000 SH  CALL DEFINED (1)         X      0    0
AVON PRODS INC.                COM              054303102     4208  135000 SH  0    DEFINED (1)         X      0    0
BANK OF AMERICA CORP           COM              060505104     9336  205000 SH  0    DEFINED (1)         X      0    0
CAREER EDUCATION CORP          COM              141665109     2668   70700 SH  0    DEFINED (1)         X      0    0
CBRL GROUP INC                 COM              12489V106    17111  389682 SH  0    DEFINED (1)         X      0    0
CBRL GROUP INC. JUN 35.00      COM              12489V106     6587  150000 SH  PUT  DEFINED (1)         X      0    0
CLAIRES STORES INC             COM              179584107    13253  365000 SH  0    DEFINED (1)         X      0    0
CONSOL ENERGY INC              COM              20854P109    63822  860600 SH  0    DEFINED (1)         X      0    0
CONSOL ENERGY JAN 030 LT       COM              20854P109    10012  135000 SH  CALL DEFINED (1)         X      0    0
OPTION EXP 1/20/07
CONSOL ENERGY JAN 040 LT       COM              20854P109     1038   14000 SH  CALL DEFINED (1)         X      0    0
OPTION EXP 1/20/07
CONSOL ENERG JAN 060 ****LONG  COM              20854P109     3708   50000 SH  PUT  DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
CONSOL ENERG JAN 065 ****LONG  COM              20854P109     3634   49000 SH  PUT  DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
COPART INC                     COM              217204106    14411  525000 SH  0    DEFINED (1)         X      0    0
CORRECTIONS CORP AMER COM NEW  COM NEW          22025Y407    22478  497300 SH  0    DEFINED (1)         X      0    0
CORRECTIONS CORP JUN 40.00     COM              22025Y407     6328  140000 SH  PUT  DEFINED (1)         X      0    0
CORRECTIONS CORP JUN 45.00     COM              22025Y407     2260   50000 SH  PUT  DEFINED (1)         X      0    0
ELAN CORP PLC - SPONS ARD      ADR              284131208    48300 3344900 SH  0    DEFINED (1)         X      0    0
ELAN CP PLC JAN 005 ****LONG   ADR              284131208     4332  300000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 2.50****LONG   ADR              284131208     3610  250000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 010 ****LONG   ADR              284131208     5776  400000 SH  PUT  DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 7.50****LONG   ADR              284131208     1444  100000 SH  PUT  DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC APR 010 ****       ADR              284131208     3791  262500 SH  PUT  DEFINED (1)         X      0    0
ELAN CP PLC JUL 010 ****       ADR              284131208    43320 3000000 SH  PUT  DEFINED (1)         X      0    0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     7242  172500 SH  0    DEFINED (1)         X      0    0
EXXON MOBIL CORP EQUITY        COM              30231G102    21605  355000 SH  0    DEFINED (1)         X      0    0
GANNETT INC DEL                COM              364730101     1103   18404 SH  0    DEFINED (1)         X      0    0
GENERAL MTRS JAN 050 ****LONG  COM              370442105     2127  100000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/19/08
GENERAL MTRS JAN 055 ****LONG  COM              370442105     4254  200000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/19/08
HEALTH MANAGEMENT ASSOCIATES   COM              421933102     6471  300000 SH  0    DEFINED (1)         X      0    0
IAC INTERACTIVE CORP           COM              44919P300    17240  585000 SH  0    DEFINED (1)         X      0    0
JO-ANN STORES INC              COM              47758P307     3230  240000 SH  0    DEFINED (1)         X      0    0
KRISPY KRME DOUGHNUTS INC      COM              501014104    61911 6894297 SH  0    DEFINED (1)         X      0    0
MASSEY ENERGY CORP             COM              576206106    41581 1152800 SH  0    DEFINED (1)         X      0    0
MICROSOFT CORP                 COM              594918104    29523 1085000 SH  0    DEFINED (1)         X      0    0
NRG ENERGY INC                 COM NEW          629377508    97775 2162200 SH  0    DEFINED (1)         X      0    0
NRG ENERGY JAN 030 ****LONG    COM NEW          629377508    13566  300000 SH  CALL DEFINED (1)         X      0    0
TERM OPTIONS EXP 01/20/07
NRG ENERGY JAN 025 ****TERM    COM NEW          629377508     9044  200000 SH  CALL DEFINED (1)         X      0    0
OPTIONS EXP 01/19/08
ORACLE SYSTEMS CORP            COM              68389X105    11089  810000 SH  0    DEFINED (1)         X      0    0
RELIANT ENERGY INC             COM              75952B105     9628  910000 SH  0    DEFINED (1)         X      0    0
SANMINA-SCI CORP               COM              800907107    14350 3500000 SH  0    DEFINED (1)         X      0    0
SHERWIN WILLIAMS CO            COM              824348106    19776  400000 SH  0    DEFINED (1)         X      0    0
TALBOTS INC                    COM              874161102    12003  446700 SH  0    DEFINED (1)         X      0    0
TIME WARNER INC                COM              887317105     8066  480400 SH  0    DEFINED (1)         X      0    0
TYCO INTERNATIONAL LTD NEW     COM              902124106    29568 1100000 SH  0    DEFINED (1)         X      0    0
UNITED STATES STL CORP NEW     COM              912909108    24272  400000 SH  0    DEFINED (1)         X      0    0
WAL-MART STORES INC            COM              931142103    45837  970300 SH  0    DEFINED (1)         X      0    0
AMERADA HESS CORP              COM              023551104      601    4224 SH  0    DEFINED (1)         X      0    0
ABERCROMBIE & FITCH CO         COM              002896207      632   10842 SH  0    DEFINED (1)         X      0    0
APACHE CORP                    COM              037411105      596    9098 SH  0    DEFINED (1)         X      0    0
ANADARKO PETROLEUM CORP        COM              032511107      604    5976 SH  0    DEFINED (1)         X      0    0
BUILD A BEAR WORKSHOP INC      COM              120076104      102    3337 SH  0    DEFINED (1)         X      0    0
CEC ENTERTAINMENT              COM              125137109      102    3048 SH  0    DEFINED (1)         X      0    0
CHESAPEAKE ENERGY CORP         COM              165167107      299    9524 SH  0    DEFINED (1)         X      0    0
COMMONWEALTH TELEPHONE         COM              203349105      103    2985 SH  0    DEFINED (1)         X      0    0
CENTURY TEL ENTERPRISES INC    COM              156700106      595   15209 SH  0    DEFINED (1)         X      0    0
CHEVRONTEXACO CORP             COM              166764100      598   10308 SH  0    DEFINED (1)         X      0    0
DOLLAR GENERAL CORP            COM              256669102      618   35000 SH  0    DEFINED (1)         X      0    0
DEVON ENERGY CORP              COM              25179M103      606    9899 SH  0    DEFINED (1)         X      0    0
EOG RESOURCES INC              COM              26875P101      601    8344 SH  0    DEFINED (1)         X      0    0
EDGE PETE CORP DEL             COM              279862106      106    4228 SH  0    DEFINED (1)         X      0    0
ENERGY PARTNERS LTD            COM              29270U105       98    4160 SH  0    DEFINED (1)         X      0    0
FREEPORT MCMORAN COPPER & GO   COM              35671D857      638   10678 SH  0    DEFINED (1)         X      0    0
FOREST OIL CORP                COM              346091705      626   16844 SH  0    DEFINED (1)         X      0    0
GIANT INDUSTRIES INC           COM              374508109      103    1481 SH  0    DEFINED (1)         X      0    0
GREEN MOUNTAIN PWR CORP        COM              393154109      289   10000 SH  0    DEFINED (1)         X      0    0
GREY WOLF INC                  COM              397888108      105   14056 SH  0    DEFINED (1)         X      0    0
HEALTH CARE PPTY INVS INC      COM              421915125     2601  100000 SH  0    DEFINED (1)         X      0    0
INGRAM MICRO INC CL A          COM              457153104     6530  326500 SH  0    DEFINED (1)         X      0    0
INFOSPACE.COM INC              COM              45678T201       99    3554 SH  0    DEFINED (1)         X      0    0
INTEL CORP                     COM              458140100      592   30411 SH  0    DEFINED (1)         X      0    0
J2 GLOBAL COMMUNICATIONS INC   COM              4.66E+209      109    2321 SH  0    DEFINED (1)         X      0    0
HARLAND JOHN H CO              COM              412693103      104    2636 SH  0    DEFINED (1)         X      0    0
KCS ENERGY INC                 COM              482434206      108    4144 SH  0    DEFINED (1)         X      0    0
KOREA ELECTRIC POWER CORD ADR  COM              500631106       22    1000 SH  0    DEFINED (1)         X      0    0
K-SWISS INC-CL A               COM              482686102      100    3324 SH  0    DEFINED (1)         X      0    0
MURPHY OIL CORP                COM              626717102      606   12173 SH  0    DEFINED (1)         X      0    0
NEWFIELD EXPLORATION CO        COM              651290108      619   14775 SH  0    DEFINED (1)         X      0    0
NATIONWIDE HEALTH PROPERTIES   COM              638620104      393   18300 SH  0    DEFINED (1)         X      0    0
NBTY INC                       COM              628782104      601   26684 SH  0    DEFINED (1)         X      0    0
OLD DOMINION FREIGHT LINES INC COM              679580100       99    3689 SH  0    DEFINED (1)         X      0    0
PETCO ANIMAL SUPPLIES INC      COM              716016209      100    4228 SH  0    DEFINED (1)         X      0    0
PARKER DRILLING CO             COM              701081101      106   11455 SH  0    DEFINED (1)         X      0    0
PHOTRONIC INC                  COM              719405102      108    5747 SH  0    DEFINED (1)         X      0    0
PIONEER NATURAL RESOURCES CO   COM              723787107      623   14075 SH  0    DEFINED (1)         X      0    0
PLAINS EXPLORATION AND         COM              726505100      612   15839 SH  0    DEFINED (1)         X      0    0
RARE HOSPITALITY INTL INC      COM              753820109      104    2988 SH  0    DEFINED (1)         X      0    0
REMINGTON OIL & GAS CORP       COM              759594302      102    2358 SH  0    DEFINED (1)         X      0    0
REUTERS GROUP PLC ADR          COM              76132M102      103    2500 SH  0    DEFINED (1)         X      0    0
SWIFT ENERGY CO                COM              870738101       99    2634 SH  0    DEFINED (1)         X      0    0
SIGMATEL INC                   COM              82661W107       87    9911 SH  0    DEFINED (1)         X      0    0
STONE ENERGY CORP              COM              861642106      102    2306 SH  0    DEFINED (1)         X      0    0
SUNOCO INC                     COM              86764P109      592    7632 SH  0    DEFINED (1)         X      0    0
TEMPUR PEDIC INTERNATIONAL INC COM              88023U101       99    7027 SH  0    DEFINED (1)         X      0    0
INTRADO INC                    COM              46117A100      100    3854 SH  0    DEFINED (1)         X      0    0
TRONOX INC                     COM              897051207       22    1272 SH  0    DEFINED (1)         X      0    0
UNITED ONLINE INC              COM              911268100      100    7806 SH  0    DEFINED (1)         X      0    0
UNIVERSAL TECHNICAL INSTITUTE  COM              913915104      100    3322 SH  0    DEFINED (1)         X      0    0
WEBSENSE INC                   COM              947684106      105    3795 SH  0    DEFINED (1)         X      0    0
XTO ENERGY INC                 COM              98385X106      606   13899 SH  0    DEFINED (1)         X      0    0
YANKEE CANDLE INC              COM              984757104      100    3636 SH  0    DEFINED (1)         X      0    0
YUM BRANDS INC                 COM              988498101      597   12220 SH  0    DEFINED (1)         X      0    0


(1) Courage Investments, Inc. is the general partner of private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manger agreements.